Revenue	6 Months Ended
Jun. 30, 2019
Disclosure of revenue [Abstract]
Revenue
Revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Gold income	1,789	1,922	3,805
By-products	37	80	138
Revenue from product sales	1,826	2,002	3,943